COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases (Details)	Dec. 31, 2014 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 1,746,724
2016	105,491
2017	57,945
2018	29,417
2019	29,417
Over 5 years	31,868
Future minimum lease payments	$ 2,000,862